Identification and business activity - Results of the discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating income
Sales of goods	$ 801,199	$ 863,470	$ 637,619
Cost of sales	(763,473)	(813,106)	(652,613)
Gross profit (loss)	(61,329)	(87,344)	(23,929)
Operating income (expenses), net
Administrative expenses	(67,728)	(67,585)	(67,185)
Reversal (provision) of contingencies	(2,935)	(2,687)	(4,150)
Depreciation and amortization	176,781	187,211	189,620
Total operating income (expenses), net	(100,348)	(153,302)	(105,203)
Operating loss	39,019	65,958	81,274
Other income (expense), net
Finance costs, note 15(b)	(54,136)	(60,629)	(37,822)
Net gain (loss) from currency exchange difference	(26,871)	18,686	4,116
Current income tax	(41,414)	(41,414)
Deferred income tax	15,592	44,046	(15,506)
Income tax from discontinued operations	41,414	41,414
Profit (loss) from discontinued operations	$ (478,547)	$ 387,604	$ 66,810
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 1.88	$ (1.53)	$ (0.26)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 1.88	$ (1.53)	$ (0.26)
Discontinued Operations Mining Activities
Operating income
Sales of goods	$ 0	$ 0	$ (1)
Cost of sales	0	0	0
Gross profit (loss)	0	0	(1)
Operating income (expenses), net
Gain for sale of Yanacocha investment	300,000	0	0
Reversal of liability classified as held for sale of Yanacocha	265,590	0	0
Reversal of unrealized result of Yanacocha	356	0	0
Administrative expenses	(683)	(335)	(1,117)
Changes in provision for closure of mining units	(660)	(3,021)	(58)
Reversal (provision) of contingencies	(113)	(2,136)	13
Depreciation and amortization	(9)	(14)	(2,126)
Share in results	0	(422,394)	(72,219)
Changes in environmental liabilities provision	0	(1,014)	0
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	0	0	7,976
Reversal of provision for closure of mining unit (sale of Mallay mining unit), nota 15(b)	0	0	5,093
Income from the sale of supplies from the Mallay unit	0	0	1,220
Return of provision for loss of value of inventories for sale of the Mallay unit	0	0	843
Cost of sale of development costs, property, plant and equipment, nota 11(a)	0	0	(3,099)
Cost of sale of supplies (sale of Mallay mining unit)	0	0	(1,711)
Provision for loss of value of inventories	0	0	(1,220)
Others, net	288	(79)	(240)
Total operating income (expenses), net	564,769	(428,993)	(66,645)
Operating loss	564,769	(428,993)	(66,646)
Other income (expense), net
Finance costs, note 15(b)	(59)	(25)	(176)
Net gain (loss) from currency exchange difference	(2)	0	12
Profit (loss) before income tax	564,708	(429,018)	(66,810)
Current income tax	86,161	(41,414)	0
Current income tax	(44,747)	0	0
Deferred income tax	(41,414)	41,414	0
Income tax from discontinued operations	(86,161)	41,414	0
Profit (loss) from discontinued operations	$ 478,547	$ (387,604)	$ (66,810)